Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2023
Investment in Associate [Abstract]
Schedule of Fair Value of the Investment	The table below summarizes the fair value of the investment in MitoCareX:
Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	591

Investment date March 31, 2023	400
Equity losses from investment in MitoCareX	(98)

Balance at June 30, 2023	$893